Subsequent events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent events

27. Subsequent events

On March 25, 2026, the agreement to establish the new Mexican Airline Group between the Company and Grupo Viva Aerobus, S.A. de C.V. (“Viva”) was approved at an extraordinary general shareholders’ meeting; however, it remains subject to certain conditions precedent, including regulatory approvals in Mexico, the United States and Colombia. Accordingly, as of the issuance date of the Consolidated Financial Statements, no accounting impact has been recognized.

Effective April 22, 2026, A&P International Services, S.A.P.I. de C.V. is no longer considered a related party of the Company, following the resignation of Harry F. Krensky from the Company’s Board of Directors, where he served as an Independent Proprietary Director.

Furthermore, on that same date, José Carlos Silva Sánchez Gavito and Eugenio Macouzet de León submitted their resignations to the Company’s Board of Directors from their positions as Independent Alternate Directors.